DUNHILL INVESTMENT TRUST


                           REGIONAL OPPORTUNITY FUND:
                             OHIO, INDIANA, KENTUCKY





                                  ANNUAL REPORT





                                FEBRUARY 28, 2002

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder,


While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

Investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

No matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

For the 12 months that ended February 28, 2002, the fund returned -38.81%, while the S&P 500 Index and the Lipper average for Multi-Cap Growth Funds returned 0.35% and -22.31%, respectively. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. These benchmarks include reinvested dividends and capital gains and exclude the effect of sales charges.

With the Federal Reserve Board aggressively easing monetary policy and many companies indicating that their fundamentals were potentially bottoming, I believed we'd see some improvement from those sectors that had underperformed quite dramatically. As it turned out, those expectations were too optimistic. Media stocks, particularly AOL Time Warner, felt the brunt of a protracted slowdown, as did retailers such as the Gap, which was hurt by slowing consumer spending. Banks, on the other hand, despite concerns about credit quality in a deteriorating economy, outpaced the market, helped by the Fed's nine interest-rate cuts so far this year. The fund was underexposed to this group, which hurt. The market embraced stocks with lower price-to-earnings (P/E) ratios, such as cyclicals, which commonly are seen as value names. The fund was underweighted in such traditional value sectors as industrials and materials since they are not considered growth plays.

The timing of the economic recovery is the major issue right now, particularly as it relates to technology and telecommunications, currently the two weakest industries. Unemployment poses a big threat to the economy, as does the impact that fear and uncertainty may have on both consumer and business spending in the wake of September's terrorist attacks. One of our challenges is to own those stocks in the more aggressive market segments where valuations are very attractive, even if the ultimate turn in fundamentals is still a couple of quarters away. We want to be sure that the fund benefits when this part of the market rebounds. In addition, we must balance the fund with stocks in many other industry groups that currently are showing strong fundamentals and are expected to outperform based on their earnings potential.

Very truly yours,


Jasen M. Snelling
President

Comparison of the Change in Value of a $10,000 Investment in the Regional Opportunity Fund (Class B) versus the Standard & Poor's 500 Index*


                            Regional Opportunity Fund
                          Average Annual Total Returns
                            (as of February 28, 2002)


[GRAPHIC OMITTED]

                                                   Since
                        1 Year       5 Years     Inception**
                        ------       -------     -----------
Class B                 -43.81%       1.85%        3.92%
Class C                 -39.81%        N.A.      -31.60%


     Regional Opportunity Fund (Class B)                                S&P 500 Index
     -----------------------------------                ------------------------------------------

     7/24/1996                  $10,000                  7/24/1996                      $10,000
     9/30/1996      14.44%      $11,444                  9/30/1996          10.16%      $11,016
    12/31/1996      -2.79%      $11,125                 12/31/1996           8.34%      $11,935
     3/31/1997      -0.80%      $11,036                  3/31/1997           2.68%      $12,254
     6/30/1997      12.30%      $12,393                  6/30/1997          17.46%      $14,394
     9/30/1997      12.31%      $13,918                  9/30/1997           7.49%      $15,472
    12/31/1997      -1.35%      $13,730                 12/31/1997           2.87%      $15,916
     3/31/1998      13.28%      $15,553                  3/31/1998          13.95%      $18,137
     6/30/1998       3.57%      $16,108                  6/30/1998           3.30%      $18,735
     9/30/1998      -1.85%      $15,810                  9/30/1998          -9.95%      $16,872
    12/31/1998      34.46%      $21,259                 12/31/1998          21.30%      $20,465
     3/31/1999      16.73%      $24,815                  3/31/1999           4.98%      $21,485
     6/30/1999      -6.15%      $23,290                  6/30/1999           7.05%      $22,999
     9/30/1999      -4.93%      $22,140                  9/30/1999          -6.24%      $21,563
    12/31/1999      24.34%      $27,529                 12/31/1999          14.88%      $24,771
     3/31/2000       6.68%      $29,369                  3/31/2000           2.29%      $25,339
     6/30/2000      -3.45%      $28,356                  6/30/2000          -2.66%      $24,665
     9/30/2000       0.62%      $28,531                  9/30/2000          -0.97%      $24,426
    12/31/2000     -21.46%      $22,408                 12/31/2000          -7.81%      $22,519
     3/31/2001     -20.30%      $17,859                  3/31/2001         -11.86%      $19,848
     6/30/2001       6.75%      $19,065                  6/30/2001           5.85%      $21,009
     9/30/2001     -26.27%      $14,057                  9/30/2001         -14.68%      $17,925
    12/31/2001       0.75%      $14,162                 12/31/2001          10.69%      $19,841
     2/28/2002     -12.41%      $12,404                  2/28/2002          -3.74%      $19,099

     Past performance is not predictive of future performance.

* The line graph above represents performance of Class B shares only, which will vary from the performance of Class A and C shares based on the difference in loads and fees paid by shareholders in the different classes.

**The initial public offering of Class B shares commenced on July 24, 1996, the initial public offering of Class C shares commenced on January 31, 2000 and the initial public offering of Class A shares commenced on December 18, 2001.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES - February 28, 2002
--------------------------------------------------------------------------------

ASSETS
Investment in securities at market value
  (identified cost $5,097,915)                                      $ 5,026,062
Receivable from Fund Manager                                            143,654
Receivable for investments sold                                       3,484,217
Dividends and interest receivable                                         2,044
Other assets                                                                725
                                                                    -----------
   TOTAL ASSETS                                                       8,656,702
                                                                    -----------

LIABILITIES
Payable to Custodian                                                  1,265,056
Payable for investments purchased                                     3,377,313
Payable for fund shares redeemed                                         55,011
Other accrued expenses and liabilites                                    41,212
                                                                    -----------
   TOTAL LIABILITIES                                                  4,738,592
                                                                    -----------

NET ASSETS                                                          $ 3,918,110
                                                                    ===========

Net Assets consist of:
Paid in capital                                                     $ 4,462,352
Accumulated net realized loss on investments                           (472,389)
Net unrealized depreciation on investments                              (71,853)
                                                                    -----------

NET ASSETS                                                          $ 3,918,110
                                                                    ===========


PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                           $   239,670
                                                                    ===========

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)                  25,335
                                                                    ===========

Net asset value and redemption price per share                      $      9.46
                                                                    ===========

Maximum offering price per share                                    $      9.85
                                                                    ===========

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares                           $ 3,510,593
                                                                    ===========

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                           371,114
                                                                    ===========

Net asset value and offering price per share *                      $      9.46
                                                                    ===========


PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                           $   167,847
                                                                    ===========

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            17,750
                                                                    ===========

Net asset value and offering price per share *                      $      9.46
                                                                    ===========


*Redemption price per share varies by length of time shares are held.


See accompanying notes which are an integral part of the financial statements.

                             REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY

STATEMENT OF OPERATIONS For the year ended February 28, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                     $    22,038
Interest income                                                          14,677
Miscellaneous income                                                      1,360
                                                                    -----------
TOTAL INCOME                                                             38,075
                                                                    -----------

EXPENSES
Management fees                                                          65,429
Distribution fees - Class A                                                 142
Distribution fees - Class B                                              51,798
Distribution fees - Class C                                               1,951
Fund accounting fees                                                     29,529
Custodian fees                                                           23,334
Transfer agent fees                                                      21,363
Professional fees                                                        17,893
Administration fees                                                      12,000
Printing expense                                                          4,782
Trustee expense                                                           4,000
Registration fees                                                         2,321
Other expense                                                             9,374
                                                                    -----------
   TOTAL EXPENSES                                                       243,916
                                                                    -----------
Fees waived and expenses reimbursed by the manager                      (84,220)
   NET EXPENSES                                                         159,696
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                           (121,621)
                                                                    -----------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment securities                      (914,413)
Change in net unrealized appreciation (depreciation)
   on investment securities                                          (1,625,013)
                                                                    -----------
Net gain (loss) on investment securities                             (2,539,426)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $(2,661,047)
                                                                    ===========




See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             FOR THE             FOR THE
                                                                           YEAR ENDED           YEAR ENDED
                                                                       FEBRUARY 28, 2002    FEBRUARY 28, 2001
                                                                       -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income (loss)                                          $   (121,621)       $   (192,285)
   Net realized gain (loss) on investment securities                         (914,413)            984,474
   Change in net unrealized appreciation (depreciation)                    (1,625,013)         (3,878,258)
                                                                         ------------        ------------
   Net increase (decrease) in net assets resulting from operations         (2,661,047)         (3,086,069)
                                                                         ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                    --                  --
   From net realized gain                                                        --              (888,303)
                                                                         ------------        ------------
   Total distributions                                                           --              (888,303)
                                                                         ------------        ------------
SHARE TRANSACTIONS CLASS A
   Net proceeds from sale of shares                                           434,316                --
   Shares issued in reinvestment of distributions                                --                  --
   Shares redeemed                                                           (146,026)               --
                                                                         ------------        ------------
Net increase (decrease) in net assets ClassA share transactions               288,290                --
SHARE TRANSACTIONS CLASS B
   Net proceeds from sale of shares                                         1,230,507             881,098
   Shares issued in reinvestment of distributions                                --               850,285
   Shares redeemed                                                         (1,159,839)         (5,311,104)
                                                                         ------------        ------------
Net increase (decrease) in net assets Class B share transactions               70,668          (3,579,721)
SHARE TRANSACTIONS CLASS C
   Net proceeds from sale of shares                                            45,843             320,462
   Shares issued in reinvestment of distributions                                --                29,711
   Shares redeemed                                                           (158,185)            (86,713)
                                                                         ------------        ------------
Net increase (decrease) in net assets Class C share transactions             (112,342)            263,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM SHARE TRANSACTIONS                                                    246,616          (3,316,261)
                                                                         ------------        ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (2,414,431)         (7,290,633)
                                                                         ------------        ------------

NET ASSETS
   Beginning of period                                                      6,332,541          13,623,174
                                                                         ------------        ------------
   End of period
                                                                         $  3,918,110        $  6,332,541
                                                                         ============        ============


See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

--------------------------------------------------------------------------------


SUMMARY OF CAPITAL SHARE ACTIVITY                                            FOR THE             FOR THE
                                                                            YEAR ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2002   FEBRUARY 28, 2001
                                                                        -----------------   -----------------
CLASS A SHARES
Shares sold                                                                    39,623                --
Shares issued in reinvestment of distributions to shareholders                   --                  --
Shares redeemed                                                               (14,288)               --
                                                                         ------------        ------------
  Net increase (decrease) in shares outstanding                                25,335                --
        Shares outstanding, beginning of period                                  --                  --
                                                                         ------------        ------------
        Shares outstanding, ending of period                                   25,335                --
                                                                         ============        ============

CLASS B SHARES
Shares sold                                                                    75,469              39,829
Shares issued in reinvestment of distributions to shareholders                   --                43,627
Shares redeemed                                                               (99,711)           (221,216)
                                                                         ------------        ------------
  Net increase (decrease) in shares outstanding                               (24,242)           (137,760)
        Shares outstanding, beginning of period                               395,356             533,116
                                                                         ------------        ------------
        Shares outstanding, ending of period                                  371,114             395,356
                                                                         ============        ============

CLASS C SHARES
Shares sold                                                                     3,716              13,974
Shares issued in reinvestment of distributions to shareholders                   --                 1,524
Shares redeemed                                                                  (171)             (4,575)
                                                                         ------------        ------------
  Net increase (decrease) in shares outstanding                                 3,545              10,923
        Shares outstanding, beginning of period                                14,204               3,281
                                                                         ------------        ------------
        Shares outstanding, ending of period                                   17,749              14,204
                                                                         ============        ============


See accompanying notes which are an integral part of the financial statements.

                             REGIONAL OPPORTUNITY FUND:  OHIO, INDIANA, KENTUCKY

FINANCIAL HIGHLIGHTS                                                     CLASS A
--------------------------------------------------------------------------------
Selected  Per Share  Data and  Ratios for a Share  Outstanding  Throughout  Each
Period

                                                                    FOR THE
                                                                 PERIOD ENDED
                                                                  FEBRUARY 28,
                                                                     2002    (a)
                                                                 ------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                             $     11.40
                                                                 -----------

Income from investment operations
   Net investment loss                                                 (0.03)
   Net realized and unrealized gain (loss)                             (1.91)
                                                                 -----------
Total from investment operations                                       (1.94)
                                                                 -----------

Less Distributions
   From net investment income                                           0.00
   From net realized gain                                               0.00
                                                                 -----------
Total Distributions                                                     0.00
                                                                 -----------
Net asset value, end of period                                   $      9.46
                                                                 ===========

TOTAL RETURN (b)                                                      (17.02)%
                                                                 ===========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                  $       240
Ratio of expenses to average net assets
   Before expense reimbursement and waived fees                        4.50% (c)
   After expense reimbursement and waived fees                         2.20% (c)
Ratio of net investment loss to average net assets                   (1.40)% (c)

Portfolio turnover rate                                                1902%




(a) Represents the period from the first public offering to shareholders (December 18, 2001) through February 28, 2002.
(b)  Calculated without sales charge.
(c)  Annualized.



See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

FINANCIAL HIGHLIGHTS                                                     CLASS B
--------------------------------------------------------------------------------
Selected  Per Share  Data and  Ratios for a Share  Outstanding  Throughout  Each
Period

                                                       FOR THE      FOR THE        FOR THE       FOR THE        FOR THE
                                                     YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                    FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,   FEBRUARY 28,
                                                        2002          2001          2000          1999           1998
                                                    -----------   -----------   -----------   -----------    -------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                 $   15.46     $   25.40     $   22.16     $    15.41     $    11.33
                                                     ---------     ---------     ----------     ----------     -----------

Income from investment operations
   Net investment loss                                   (0.29)        (0.47)        (0.38)         (0.32)         (0.13)
   Net realized and unrealized gain (loss)               (5.71)        (7.01)         7.76           7.07           4.21
                                                     ---------     ---------     ----------     ----------     -----------
Total from investment operations                         (6.00)        (7.48)         7.38           6.75           4.08
                                                     ---------     ---------     ----------     ----------     -----------

Less Distributions
   From net investment income                             0.00          0.00          0.00           0.00           0.00
   From net realized gain                                 0.00         (2.46)        (4.14)          0.00           0.00
                                                     ---------     ---------     ----------     ----------     -----------
Total Distributions                                       0.00         (2.46)        (4.14)          0.00           0.00
                                                     ---------     ---------     ----------     ----------     -----------
Net asset value, end of period                       $    9.46     $   15.46     $   25.40     $    22.16     $    15.41
                                                     =========     =========     ==========     ==========     ===========

TOTAL RETURN (a)                                        (38.81)%      (31.44)%       34.70%         43.80%         36.01%
                                                     =========     =========     ==========     ==========     ===========

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                      $   3,511     $   6,113     $  13,540      $  10,116      $   4,965
Ratio of expenses to average net assets
   Before expense reimbursement and waived fees           4.51%         3.46%         3.52%          3.64%          5.81% (c)
   After expense reimbursement and waived fees            2.95%         2.75%         2.70%          2.70%          2.69% (c)
Ratio of net investment loss to average net assets       (2.25)%       (1.97)%       (2.04)%        (1.87)%        (1.69)%(c)

Portfolio turnover rate                                   1902%           58%          151%            26%            21% (c)



(a) Calculated without sales charge.



See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


FINANCIAL HIGHLIGHTS                                                     CLASS C
--------------------------------------------------------------------------------
Selected  Per Share  Data and  Ratios for a Share  Outstanding  Throughout  Each
Period

                                                                FOR THE                FOR THE            FOR THE
                                                               YEAR ENDED             YEAR ENDED        PERIOD ENDED
                                                              FEBRUARY 28,           FEBRUARY 28,       FEBRUARY 29,
                                                                 2002                   2001             2000 (a)
                                                         -------------------      ---------------    ----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                                $ 15.46              $ 25.40             $ 23.50
                                                         -------------------      ---------------    ----------------

Income from investment operations
   Net investment loss                                                (0.28)               (0.47)              (0.04)
   Net realized and unrealized gain (loss)                            (5.72)               (7.01)               1.94
                                                         -------------------      ---------------    ----------------
Total from investment operations                                      (6.00)               (7.48)               1.90
                                                         -------------------      ---------------    ----------------

Less Distributions
   From net investment income                                          0.00                 0.00                0.00
   From net realized gain                                              0.00                (2.46)               0.00
                                                         -------------------      ---------------    ----------------
Total Distributions                                                    0.00                (2.46)               0.00
                                                         -------------------      ---------------    ----------------
Net asset value, end of period                                       $ 9.46              $ 15.46             $ 25.40
                                                         ===================      ===============    ================

TOTAL RETURN (b)                                                     (38.81)%             (31.44)%             8.09%
                                                         ===================      ===============    ================

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $ 168                $ 220                $ 83
Ratio of expenses to average net assets
   Before expense reimbursement and waived fees                       4.26%                3.46%               3.79% (c)
   After expense reimbursement and waived fees                        2.95%                2.75%               2.70% (c)
Ratio of net investment loss to average net assets                  (2.25)%              (1.97)%              (2.18)%(c)

Portfolio turnover rate                                               1902%                  58%                151% (c)




(a) Represents the period from the first public offering to shareholders (January 31, 2001) through February 29, 2002.
(b)  Calculated without sales charge.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - February 28, 2002
--------------------------------------------------------------------------------

 Shares                                                                           Value
--------                                                                       -----------

       COMMON STOCKS - 117.7%
 8,000 BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 9.1%
       Genzyme Corp. (a)                                                       $   355,040
                                                                               -----------

       COMPUTER & OFFICE EQUIPMENT - 5.1%
 4,000 Lexmark International, Inc. (a)                                             198,840
                                                                               -----------

       COMPUTER COMMUNICATION EQUIPMENT - 5.6%
10,000 Brocade Communication Systems, Inc.                                         219,700
                                                                               -----------

       COMPUTER PERIPHERAL EQUIPMENT - 2.5%
10,000 Xerox Corp.                                                                  97,100
                                                                               -----------

       ELECTRONIC COMPUTERS - 1.7%
 8,000 Sun Microsystems, Inc.                                                       68,080
                                                                               -----------

       MEN'S & BOY'S FURNISHINGS, WORK CLOTHING, AND ALLIED GARMENTS - 3.4%
 3,000 Cintas Corp.                                                                132,870
                                                                               -----------

       MISCELLANEOUS FURNITURE & FIXTURES - 6.1%
 4,000 Hillenbrand Industries, Inc.                                                239,960
                                                                               -----------

       PERSONAL CREDIT INSTITUTIONS - 2.0%
 2,000 General Electric Co.                                                         77,000
                                                                               -----------

       PHARMACEUTICAL PREPARATIONS - 15.6%
 2,000 Barr Laboratories, Inc. (a)                                                 136,500
 3,000 Chiron Corp. (a)                                                            130,260
 4,000 Johnson & Johnson                                                           243,600
 2,400 Pfizer, Inc.                                                                 98,304
                                                                               -----------
                                                                                   608,664
                                                                               -----------
       RETAIL-DEPARTMENT STORES - 2.1%
 2,000 Federated Department Stores, Inc. (a)                                        83,820
                                                                               -----------

       RETAIL - FAMILY CLOTHING STORES - 4.3%
 4,000 Abercrombie & Fitch Co. (a)                                                 106,560
 5,000 The Gap, Inc.                                                                59,850
                                                                               -----------
                                                                                   166,410
                                                                               -----------
       RETAIL - GROCERY STORES - 2.8%
 5,000 Kroger Co.                                                                  110,750
                                                                               -----------

       RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.7%
 2,000 Bed Bath & Beyond, Inc. (a)                                                  66,800
                                                                               -----------

       SEMICONDUCTORS & RELATED DEVICES - 26.4%
10,000 NVIDIA Corp. (a)                                                            510,100
14,000 QLogic Corp. (a)                                                            521,500
                                                                               -----------
                                                                                 1,031,600
                                                                               -----------


See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - February 28, 2002
--------------------------------------------------------------------------------

 Shares                                                                            Value
--------                                                                       -----------

       SERVICES - AMUSEMENT & RECREATION SERVICES - 3.5%
4,000  Argosy Gaming Co. (a)                                                    $  137,800
                                                                               -----------

       SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 3.1%
4,000  Convergys Corp. (a)                                                         121,960
                                                                               -----------

       SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. - 2.5%
4,000  AOL Time Warner, Inc.  (a)                                                   99,200
                                                                               -----------

       SERVICES - PREPACKAGED SOFTWARE - 3.0%
4,000  PeopleSoft, Inc. (a)                                                        116,280
                                                                               -----------

       SOAP, DETERGENT, CLEANING PREPARATIONS,
            PERFUMES, COSMETICS - 13.0%
6,000  The Proctor & Gamble Co.                                                    508,740
                                                                               -----------

       SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 4.2%
4,000  Guidant Corp. (a)                                                           166,000
                                                                               -----------

       TOTAL COMMON STOCKS (COST $4,678,467)                                     4,606,614
                                                                               -----------


       MONEY MARKET SECURITIES - 10.7%
       Cortland Trust Genl Fund (Cost $419,448), 1.14%  (b)                        419,448
                                                                               -----------

      TOTAL INVESTMENTS  - 128.4% (COST $5,097,915)                             5,026,062
                                                                               -----------
      LIABILITIES IN EXCESS OF OTHER ASSETS - (28.4)%                          (1,107,952)
                                                                               -----------
      TOTAL NET ASSETS - 100.0%                                                $3,918,110
                                                                               ===========


     (a)  Non-income producing

     (b) Variable rate security; the coupon rate shown represents the rate at February 28, 2002.


See accompanying notes which are an integral part of the financial statements.

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2002
--------------------------------------------------------------------------------

     1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the Dunhill Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as an Ohio business trust on March 31, 1998. Pursuant to an Agreement and Plan of Reorganization, the Fund, on June 29, 1998, succeeded to the assets and liabilities of another mutual fund of the same name, which was an investment series of Maplewood Investment Trust.

     The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

     The Fund offers three separate classes of shares: Class A, Class B and Class C. The maximum offering price of Class A shares of the Fund is equal to the net asset value per share plus a sales charge equal to 4% of the offering price. The redemption price of Class A shares is equal to the net asset value per share. Class B shares of the Fund are offered at net asset value and are subject to a maximum 5% contingent deferred sales charge. The contingent deferred sales charge is applicable to redemptions during the five-year period from the date of purchase. The charge declines from 5% to 0% over the five-year period. Class C shares of the Fund are offered at net asset value and are subject to a 1% contingent deferred sales charge if redeemed within one year after purchase. Sales load charges for Class A shares were $49 during the fiscal year ended February 28, 2002. Contingent deferred sales charges were $4,751 and $224 during the fiscal year ended February 28, 2002 for Class B and Class C shares, respectively.

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

     REPURCHASE AGREEMENTS - The Fund may invest its cash reserves by entering into repurchase agreements with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost, which together with accrued interest approximates market. At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

     SHORT SALES - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

     SHARE VALUATION - The net asset value of each class of shares is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The redemption price per share of each class is equal to the net asset value per share less any applicable contingent deferred sales charge.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


NOTES TO FINANCIAL STATEMENTS (CONTINUED) - FEBRUARY 28, 2002
--------------------------------------------------------------------------------


     throughout the year and net realized long-term capital gains, if any, are distributed at least once a year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     CLASSES - Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gain/losses are allocated to the respective classes on the basis of relative daily net assets.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     RECLASSIFICATION OF CAPITAL ACCOUNTS - For the year ended February 28, 2002, the Fund reclassified net investment losses of $121,621 against paid-in capital on the Statement of Assets and Liabilities. This reclassification was the result of permanent differences between financial statement and income tax reporting requirements and has no effect on the Fund's net assets of net asset value per share.

     2. INVESTMENT TRANSACTIONS

     During the fiscal year ended February 28, 2002, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $92,710,320 and $91,819,625, respectively.

     For federal income tax purposes, the cost of portfolio investments amounted to $5,097,915 at February 28, 2002. The composition of unrealized appreciation (the excess of value over cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

           Gross unrealized appreciation            $201,066
           Gross unrealized depreciation            (272,919)
                                                    ---------
             Net unrealized depreciation            $(71,853)
                                                    =========


     3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain officers of the Trust are also officers of CityFund Advisory, Inc. ("CityFund"), the investment adviser to the Fund.

     INVESTMENT ADVISORY AGREEMENT
     The Fund's investments are managed by CityFund under the terms of an Investment Advisory Agreement. The Fund pays CityFund a fee equal to the annual rate of 1.20% of the average value of its daily net assets. For the

                              REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY


NOTES TO FINANCIAL STATEMENTS (CONTINUED) - FEBRUARY 28, 2002
--------------------------------------------------------------------------------


     fiscal year ended February 28, 2002, CityFund waived all of its investment advisory fees and reimbursed the Fund for a portion of its operating expenses.

     TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CityFund maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CityFund receives a monthly fee from the Fund at the annual rate of $17 per shareholder account, subject to a minimum monthly fee of $2,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies. CityFund subcontracts with Unified Fund Services, Inc. to assist CityFund in providing transfer agent services to the Fund.

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement with the Trust, Unified Financial Securities, Inc. (the Distributor) is the national distributor for the Fund. The Distributor may sell Fund shares to or through qualified securities dealers or others.

     4. DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.25% for Class A and not to exceed 1.00% for Class B and Class C of the average daily net assets allocable to such classes. During the fiscal year ended February 28, 2002, Class A shares, Class B shares and Class C shares of the Fund incurred distribution expenses under the Plan of $142, $51,798 and $1,951, respectively.

                          INDEPENDENT AUDITORS' REPORT



To the Shareholders and
Board of Trustees
Dunhill Investment Trust

We have audited the accompanying statement of assets and liabilities of the Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund), a series of the Dunhill Investment Trust, including the portfolio of investments, as of February 28, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997 and the year ended February 28, 1998, were audited by other auditors whose report dated March 27, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Regional Opportunity Fund: Ohio, Indiana, Kentucky as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Berge & Company LTD
Cincinnati, Ohio
April 17, 2002